Contingencies and Commitments - Guarantees Granted - Banchile Corredores de Bolsa S.A (Details) $ in Millions	Oct. 30, 2014 CLF ( )	Dec. 31, 2018 CLF ( ) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CLP ($) shares	Dec. 31, 2017 CLP ($)
Financial guarantees
Contingencies and Commitments
Shares to secure short-sale transactions in Securities Exchange of the Santiago Stock Exchange				$ 59,074	$ 20,249
Shares to secure short-sale transactions in Securities Exchange of the Electronic Stock Exchange of Chile				17,223	29,926
Fixed income securities to ensure system CCLV, Santiago Securities Exchange, Stock Exchange				5,976	3,995
Shares delivered to ensure equity loan, Chilean Electronic Stock Exchange, Stock exchange					3,864
Total				$ 82,273	$ 58,034
Banchile Corredores de Bolsa S.A
Contingencies and Commitments
Insurance policy guarantee |		20,000
Number of shares in Santiago Stock Exchange pledged | shares		1,000,000	1,000,000	1,000,000
Number of shares in Electronic Chilean Stock Exchange pledged | shares		100,000	100,000	100,000
Insurance policy coverage			$ 10,000,000
Guarantee for complying with contracts of SOMA |		10,500
Cash guarantee to Pershing			$ 122,494.32
Fine imposed |	50,000
Banchile Corredores de Bolsa S.A | Bank guarantee no. 359886-6 maturing on January 10, 2019
Contingencies and Commitments
Bank guarantees issued |		242,000